TAXES ON INCOME (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Income before taxes on income	$ 62,041	$ 23,625	$ 9,799
InMode Ltd. [member]
Operating Loss Carryforwards [Line Items]
Income before taxes on income	59,320	22,049	9,400
Subsidiaries outside Israel [Member]
Operating Loss Carryforwards [Line Items]
Income before taxes on income	$ 2,721	$ 1,576	$ 399